BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
BASIC AND DILUTED LOSS PER SHARE
Schedule of basic and diluted loss per common share

	Year ended December 31
	2025	2024
Basic weighted average number of common shares outstanding	234,636,355	194,032,544
Effect of outstanding securities	—	—
Diluted weighted average number of common shares outstanding	234,636,355	194,032,544
Loss and comprehensive loss for the year	$(47,572,620)	$(50,268,354)
Loss per share – basic and diluted	$(0.20)	$(0.26)